Differences in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Difference in quoted prices of gold and foreign currency [line items]
Translation of foreign currency assets and liabilities into pesos	$ 149,963,917	$ 1,731,837,635		$ 414,208,319
Income from foreign currency exchange	13,253,005	6,390,817		8,089,137
Total	$ 163,216,922	$ 1,738,228,452	[1]	$ 422,297,456

[1]	See Note 3.